UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Quarterly Report

31 March 2015

State Street Master Funds

State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.9%
Consumer Discretionary – 12.4%
Amazon.com, Inc.(a)	59,602	$22,177,904
AutoNation, Inc.(a)	12,469	802,131
AutoZone, Inc.(a)	4,988	3,402,614
Bed Bath & Beyond, Inc.(a)	31,630	2,428,393
Best Buy Co., Inc.	44,213	1,670,809
BorgWarner, Inc.	36,423	2,202,863
Cablevision Systems Corp. (Class A)	30,812	563,860
CarMax, Inc.(a)	32,197	2,221,915
Carnival Corp.	69,149	3,308,088
CBS Corp. (Class B)	72,993	4,425,566
Chipotle Mexican Grill, Inc.(a)	5,014	3,261,808
Coach, Inc.	45,800	1,897,494
Comcast Corp. (Class A)	401,965	22,698,963
D.R. Horton, Inc.	50,179	1,429,098
Darden Restaurants, Inc.	20,917	1,450,385
Delphi Automotive PLC	47,381	3,778,161
DIRECTV(a)	79,675	6,780,342
Discovery Communications, Inc. (Class A)(a)	21,597	664,324
Discovery Communications, Inc. (Class C)(a)	39,797	1,173,017
Dollar General Corp.(a)	48,287	3,639,874
Dollar Tree, Inc.(a)	33,793	2,742,133
Expedia, Inc.	15,023	1,414,115
Family Dollar Stores, Inc.	16,865	1,336,383
Ford Motor Co.	606,560	9,789,878
Fossil Group, Inc.(a)	7,617	628,022
GameStop Corp. (Class A)	16,878	640,689
Gannett Co., Inc.	34,252	1,270,064
Gap, Inc.	44,764	1,939,624
Garmin Ltd.	19,560	929,491
General Motors Co.	214,477	8,042,887
Genuine Parts Co.	24,420	2,275,700
Goodyear Tire & Rubber Co.	40,813	1,105,216
H&R Block, Inc.	45,551	1,460,821
Hanesbrands, Inc.	62,600	2,097,726
Harley-Davidson, Inc.	33,585	2,039,953
Harman International Industries, Inc.	10,405	1,390,420
Hasbro, Inc.	19,928	1,260,247
Home Depot, Inc.	206,910	23,507,045
Interpublic Group of Cos., Inc.	62,228	1,376,483
Johnson Controls, Inc.	102,206	5,155,271
Kohl’s Corp.	33,588	2,628,261
L Brands, Inc.	39,546	3,728,792
Leggett & Platt, Inc.	20,944	965,309
Lennar Corp. (Class A)	26,425	1,369,079
Lowe’s Cos., Inc.	153,812	11,442,075
Macy’s, Inc.	53,161	3,450,680
Marriott International, Inc. (Class A)	33,797	2,714,575
Mattel, Inc.	56,543	1,292,007
McDonald’s Corp.	153,315	14,939,014
Michael Kors Holdings, Ltd.(a)	33,686	2,214,854
Mohawk Industries, Inc.(a)	9,669	1,796,017
Netflix, Inc.(a)	9,628	4,011,891
Newell Rubbermaid, Inc.	41,451	1,619,491
News Corp. (Class A)(a)	86,114	1,378,685
NIKE, Inc. (Class B)	110,751	11,111,648

Nordstrom, Inc.	23,856	1,916,114
O’Reilly Automotive, Inc.(a)	15,320	3,312,797
Omnicom Group, Inc.	38,550	3,006,129
Priceline Group, Inc.(a)	8,108	9,438,928
PulteGroup, Inc.	47,343	1,052,435
PVH Corp.	12,451	1,326,779
Ralph Lauren Corp.	9,236	1,214,534
Ross Stores, Inc.	33,772	3,558,218
Royal Caribbean Cruises, Ltd.	25,100	2,054,435
Scripps Networks Interactive, Inc. (Class A)	15,263	1,046,431
Staples, Inc.	95,234	1,550,886
Starbucks Corp.	117,546	11,131,606
Starwood Hotels & Resorts Worldwide, Inc.	29,944	2,500,324
Target Corp.	99,044	8,128,541
Tiffany & Co.	18,581	1,635,314
Time Warner Cable, Inc.	44,474	6,665,763
Time Warner, Inc.	130,780	11,043,063
TJX Cos., Inc.	109,375	7,661,719
Tractor Supply Co.	22,674	1,928,650
TripAdvisor, Inc.(a)	19,015	1,581,477
Twenty-First Century Fox, Inc. (Class A)	294,609	9,969,569
Under Armour, Inc. (Class A)(a)	25,076	2,024,887
Urban Outfitters, Inc.(a)	15,839	723,050
V.F. Corp.	53,528	4,031,194
Viacom, Inc. (Class B)	57,541	3,930,050
Walt Disney Co.	245,593	25,760,250
Whirlpool Corp.	12,459	2,517,465
Wyndham Worldwide Corp.	19,646	1,777,374
Wynn Resorts, Ltd.	11,859	1,492,811
Yum! Brands, Inc.	67,990	5,352,173

		364,375,121

Consumer Staples – 9.5%
Altria Group, Inc.	309,070	15,459,681
Archer-Daniels-Midland Co.	102,992	4,881,821
Brown-Forman Corp. (Class B)	24,161	2,182,946
Campbell Soup Co.	30,583	1,423,639
Clorox Co.	19,379	2,139,248
Coca-Cola Co.	614,722	24,926,977
Coca-Cola Enterprises, Inc.	35,313	1,560,835
Colgate-Palmolive Co.	134,579	9,331,708
ConAgra Foods, Inc.	66,051	2,412,843
Constellation Brands, Inc. (Class A)(a)	27,076	3,146,502
Costco Wholesale Corp.	68,834	10,428,007
CVS Health Corp.	179,927	18,570,266
Dr. Pepper Snapple Group, Inc.	31,703	2,488,051
Estee Lauder Cos., Inc. (Class A)	36,263	3,015,631
General Mills, Inc.	94,522	5,349,945
Hershey Co.	23,615	2,382,990
Hormel Foods Corp.	23,349	1,327,391
J.M. Smucker Co.	14,855	1,719,169
Kellogg Co.	40,207	2,651,652
Keurig Green Mountain, Inc.	18,089	2,021,084
Kimberly-Clark Corp.	57,473	6,155,933
Kraft Foods Group, Inc.	90,751	7,905,773
Kroger Co.	76,955	5,899,370
Lorillard, Inc.	57,328	3,746,385

1

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Consumer Staples – (continued)
McCormick & Co., Inc.	20,261	$1,562,326
Mead Johnson Nutrition Co.	30,568	3,073,001
Molson Coors Brewing Co. (Class B)	23,509	1,750,245
Mondelez International, Inc. (Class A)	263,594	9,513,107
Monster Beverage Corp.(a)	23,647	3,272,627
PepsiCo, Inc.	235,838	22,550,829
Philip Morris International, Inc.	245,087	18,462,404
Procter & Gamble Co.	423,461	34,698,394
Reynolds American, Inc.	49,170	3,388,305
Sysco Corp.	93,735	3,536,621
Tyson Foods, Inc. (Class A)	44,691	1,711,665
Wal-Mart Stores, Inc.	248,299	20,422,593
Walgreens Boots Alliance, Inc.	137,213	11,619,197
Whole Foods Market, Inc.	55,587	2,894,971

		279,584,132

Energy – 7.9%
Anadarko Petroleum Corp.	81,044	6,711,254
Apache Corp.	60,570	3,654,188
Baker Hughes, Inc.	69,094	4,392,997
Cabot Oil & Gas Corp.	65,622	1,937,818
Cameron International Corp.(a)	30,467	1,374,671
Chesapeake Energy Corp.	78,594	1,112,891
Chevron Corp.(b)	294,834	30,951,673
Cimarex Energy Co.	13,242	1,524,022
ConocoPhillips	191,303	11,910,525
CONSOL Energy, Inc.	32,173	897,305
Devon Energy Corp.	59,550	3,591,460
Diamond Offshore Drilling, Inc.	9,954	266,668
Ensco PLC (Class A)	32,889	692,971
EOG Resources, Inc.	86,263	7,909,454
EQT Corp.	22,243	1,843,277
Exxon Mobil Corp.(b)	661,372	56,216,620
FMC Technologies, Inc.(a)	39,709	1,469,630
Halliburton Co.	130,167	5,711,728
Helmerich & Payne, Inc.	18,874	1,284,753
Hess Corp.	38,344	2,602,407
Kinder Morgan, Inc.	264,476	11,123,861
Marathon Oil Corp.	109,289	2,853,536
Marathon Petroleum Corp.	43,801	4,484,784
Murphy Oil Corp.	24,962	1,163,229
National Oilwell Varco, Inc.	66,641	3,331,384
Newfield Exploration Co.(a)	29,185	1,024,102
Noble Corp. PLC	37,996	542,583
Noble Energy, Inc.	62,595	3,060,896
Occidental Petroleum Corp.	121,135	8,842,855
ONEOK, Inc.	31,504	1,519,753
Phillips 66	85,692	6,735,391
Pioneer Natural Resources Co.	23,524	3,846,409
QEP Resources, Inc.	27,323	569,685
Range Resources Corp.	24,841	1,292,726
Schlumberger, Ltd.	202,072	16,860,888
Southwestern Energy Co.(a)	63,944	1,482,861
Spectra Energy Corp.	104,141	3,766,780
Tesoro Corp.	20,049	1,830,273
Transocean, Ltd.	47,690	699,612
Valero Energy Corp.	83,386	5,305,017

Williams Cos., Inc.	108,410	5,484,462

		231,877,399

Financials – 15.8%
ACE, Ltd.	52,067	5,804,950
Affiliated Managers Group, Inc.(a)	8,476	1,820,475
Aflac, Inc.	69,737	4,463,865
Allstate Corp.	63,967	4,552,531
American Express Co.	139,752	10,917,426
American International Group, Inc.	221,132	12,115,822
American Tower Corp. REIT	66,982	6,306,355
Ameriprise Financial, Inc.	29,963	3,920,359
Aon PLC	45,682	4,390,954
Apartment Investment & Management Co. (Class A) REIT	27,165	1,069,214
Assurant, Inc.	10,846	666,053
AvalonBay Communities, Inc. REIT	21,029	3,664,303
Bank of America Corp.	1,655,566	25,479,161
Bank of New York Mellon Corp.	179,791	7,234,790
BB&T Corp.	116,439	4,539,957
Berkshire Hathaway, Inc. (Class B)(a)	287,519	41,494,742
BlackRock, Inc.	20,118	7,359,969
Boston Properties, Inc. REIT	24,821	3,486,854
Capital One Financial Corp.	88,868	7,004,576
CBRE Group, Inc.(a)	42,908	1,660,969
Charles Schwab Corp.	181,489	5,524,525
Chubb Corp.	35,896	3,629,086
Cincinnati Financial Corp.	23,305	1,241,690
Citigroup, Inc.	474,493	24,445,879
CME Group, Inc.	49,092	4,649,503
Comerica, Inc.	25,917	1,169,634
Crown Castle International Corp. REIT	51,842	4,279,039
Discover Financial Services	72,977	4,112,254
E*TRADE Financial Corp.(a)	43,889	1,253,250
Equity Residential REIT	56,238	4,378,691
Essex Property Trust, Inc. REIT	9,555	2,196,695
Fifth Third Bancorp	136,554	2,574,043
Franklin Resources, Inc.	62,651	3,215,249
General Growth Properties, Inc. REIT	100,542	2,971,016
Genworth Financial, Inc. (Class A)(a)	71,189	520,392
Goldman Sachs Group, Inc.	63,688	11,971,433
Hartford Financial Services Group, Inc.	70,630	2,953,747
HCP, Inc. REIT	69,777	3,015,064
Health Care REIT, Inc.	55,581	4,299,746
Host Hotels & Resorts, Inc. REIT	113,659	2,293,639
Hudson City Bancorp, Inc.	66,376	695,620
Huntington Bancshares, Inc.	122,865	1,357,658
Intercontinental Exchange, Inc.	17,525	4,088,057
Invesco Ltd.	65,489	2,599,258
Iron Mountain, Inc. REIT	33,274	1,213,836
JPMorgan Chase & Co.	587,672	35,601,170

2

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Financials – (continued)
KeyCorp	128,679	$1,822,095
Kimco Realty Corp. REIT	64,016	1,718,830
Legg Mason, Inc.	15,615	861,948
Leucadia National Corp.	47,809	1,065,663
Lincoln National Corp.	40,310	2,316,213
Loews Corp.	48,012	1,960,330
M&T Bank Corp.	21,534	2,734,818
Macerich Co. REIT	20,945	1,766,292
Marsh & McLennan Cos., Inc.	82,934	4,651,768
McGraw Hill Financial, Inc.	43,298	4,477,013
MetLife, Inc.	175,626	8,877,894
Moody’s Corp.	29,934	3,107,149
Morgan Stanley	239,155	8,535,442
NASDAQ OMX Group, Inc.	21,225	1,081,202
Navient Corp.	59,941	1,218,601
Northern Trust Corp.	35,310	2,459,342
People’s United Financial, Inc.	49,334	749,877
Plum Creek Timber Co., Inc. REIT	27,186	1,181,232
PNC Financial Services Group, Inc.	82,842	7,724,188
Principal Financial Group, Inc.	45,626	2,343,808
Progressive Corp.	85,852	2,335,174
ProLogis, Inc. REIT	80,147	3,491,203
Prudential Financial, Inc.	73,437	5,897,725
Public Storage, Inc. REIT	22,852	4,505,043
Regions Financial Corp.	213,143	2,014,201
Simon Property Group, Inc. REIT	48,935	9,573,643
State Street Corp.(c)	66,647	4,900,554
SunTrust Banks, Inc.	78,882	3,241,261
T. Rowe Price Group, Inc.	41,420	3,354,192
Torchmark Corp.	19,384	1,064,569
Travelers Cos., Inc.	51,098	5,525,227
U.S. Bancorp	278,230	12,150,304
Unum Group	43,424	1,464,692
Ventas, Inc. REIT	51,003	3,724,239
Vornado Realty Trust REIT	27,746	3,107,552
Wells Fargo & Co.	741,746	40,350,982
Weyerhaeuser Co. REIT	81,681	2,707,725
XL Group PLC	38,920	1,432,256
Zions Bancorporation	31,258	843,966

		466,541,712

Health Care – 14.6%
Abbott Laboratories	233,759	10,830,054
AbbVie, Inc.	249,863	14,626,980
Actavis PLC(a)	61,526	18,311,368
Aetna, Inc.	55,415	5,903,360
Agilent Technologies, Inc.	52,075	2,163,716
Alexion Pharmaceuticals, Inc.(a)	31,627	5,480,959
AmerisourceBergen Corp.	33,552	3,813,856
Amgen, Inc.	119,991	19,180,561
Anthem, Inc.	42,119	6,503,595
Baxter International, Inc.	86,645	5,935,183
Becton Dickinson and Co.	33,504	4,810,839
Biogen, Inc.(a)	37,347	15,769,397
Boston Scientific Corp.(a)	208,377	3,698,692
Bristol-Myers Squibb Co.	261,112	16,841,724
C.R. Bard, Inc.	11,162	1,867,961

Cardinal Health, Inc.	52,424	4,732,315
Celgene Corp.(a)	125,265	14,440,549
Cerner Corp.(a)	47,263	3,462,487
CIGNA Corp.	42,111	5,450,848
DaVita HealthCare Partners, Inc.(a)	26,572	2,159,772
DENTSPLY International, Inc.	20,166	1,026,248
Edwards Lifesciences Corp.(a)	16,445	2,342,755
Eli Lilly & Co.	152,857	11,105,061
Endo International PLC(a)	27,500	2,466,750
Express Scripts Holding Co.(a)	114,747	9,956,597
Gilead Sciences, Inc.(a)	237,646	23,320,202
HCA Holdings, Inc.(a)	46,800	3,520,764
Henry Schein, Inc.(a)	13,100	1,829,022
Hospira, Inc.(a)	28,117	2,469,797
Humana, Inc.	24,717	4,400,120
Intuitive Surgical, Inc.(a)	5,452	2,753,424
Johnson & Johnson	437,341	43,996,505
Laboratory Corp. of America Holdings(a)	16,747	2,111,629
Mallinckrodt PLC(a)	17,700	2,241,705
McKesson Corp.	36,031	8,150,212
Medtronic PLC	221,604	17,282,896
Merck & Co., Inc.	445,198	25,589,981
Mylan NV(a)	56,907	3,377,430
Patterson Cos., Inc.	11,159	544,448
PerkinElmer, Inc.	16,632	850,560
Perrigo Co. PLC	22,414	3,710,638
Pfizer, Inc.	966,348	33,619,247
Quest Diagnostics, Inc.	22,158	1,702,842
Regeneron Pharmaceuticals, Inc.(a)	11,458	5,173,058
St. Jude Medical, Inc.	44,053	2,881,066
Stryker Corp.	45,595	4,206,139
Tenet Healthcare Corp.(a)	13,452	666,009
Thermo Fisher Scientific, Inc.	62,512	8,397,862
UnitedHealth Group, Inc.	151,522	17,923,537
Universal Health Services, Inc.	13,300	1,565,543
Varian Medical Systems, Inc.(a)	15,631	1,470,721
Vertex Pharmaceuticals, Inc.(a)	38,748	4,571,102
Waters Corp.(a)	14,215	1,767,209
Zimmer Holdings, Inc.	25,727	3,023,437
Zoetis, Inc.	76,228	3,528,594

		429,527,326

Industrials – 10.2%
3M Co.	101,243	16,700,033
ADT Corp.	25,056	1,040,325
Allegion PLC	17,437	1,066,621
American Airlines Group, Inc.	112,000	5,911,360
AMETEK, Inc.	37,101	1,949,287
Boeing Co.	104,724	15,716,978
C.H. Robinson Worldwide, Inc.	22,382	1,638,810
Caterpillar, Inc.	93,855	7,511,216
Cintas Corp.	15,222	1,242,572
CSX Corp.	155,859	5,162,050
Cummins, Inc.	26,444	3,666,196
Danaher Corp.	96,478	8,190,982
Deere & Co.	53,554	4,696,150
Delta Air Lines, Inc.	130,566	5,870,247
Dover Corp.	27,945	1,931,558
Dun & Bradstreet Corp.	6,145	788,772

3

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Industrials – (continued)
Eaton Corp. PLC	76,199	$5,176,960
Emerson Electric Co.	110,169	6,237,769
Equifax, Inc.	20,295	1,887,435
Expeditors International of Washington, Inc.	29,444	1,418,612
Fastenal Co.	44,042	1,824,880
FedEx Corp.	41,950	6,940,628
Flowserve Corp.	23,555	1,330,622
Fluor Corp.	22,556	1,289,301
General Dynamics Corp.	48,689	6,608,558
General Electric Co.	1,586,963	39,372,552
Honeywell International, Inc.	123,603	12,893,029
Illinois Tool Works, Inc.	56,071	5,446,737
Ingersoll-Rand PLC	41,116	2,799,177
Jacobs Engineering Group, Inc.(a)	20,157	910,290
Joy Global, Inc.	14,887	583,273
Kansas City Southern	16,704	1,705,144
L-3 Communications Holdings, Inc.	12,465	1,567,972
Lockheed Martin Corp.	42,749	8,676,337
Masco Corp.	54,139	1,445,511
Nielsen NV	52,275	2,329,897
Norfolk Southern Corp.	49,768	5,122,123
Northrop Grumman Corp.	31,686	5,100,179
PACCAR, Inc.	54,235	3,424,398
Pall Corp.	16,107	1,616,982
Parker-Hannifin Corp.	23,914	2,840,505
Pentair PLC	28,991	1,823,244
Pitney Bowes, Inc.	30,921	721,078
Precision Castparts Corp.	21,978	4,615,380
Quanta Services, Inc.(a)	30,293	864,259
Raytheon Co.	47,736	5,215,158
Republic Services, Inc.	41,114	1,667,584
Robert Half International, Inc.	20,374	1,233,034
Rockwell Automation, Inc.	21,779	2,526,146
Rockwell Collins, Inc.	22,300	2,153,065
Roper Industries, Inc.	16,535	2,844,020
Ryder System, Inc.	9,755	925,652
Snap-on, Inc.	8,872	1,304,716
Southwest Airlines Co.	105,927	4,692,566
Stanley Black & Decker, Inc.	24,950	2,379,232
Stericycle, Inc.(a)	14,104	1,980,625
Textron, Inc.	44,906	1,990,683
Tyco International PLC	67,336	2,899,488
Union Pacific Corp.	140,038	15,167,516
United Parcel Service, Inc. (Class B)	109,455	10,610,568
United Rentals, Inc.(a)	15,200	1,385,632
United Technologies Corp.	132,627	15,543,884
W.W. Grainger, Inc.	9,412	2,219,444
Waste Management, Inc.	68,204	3,698,703
Xylem, Inc.	32,634	1,142,843

		301,236,548

Information Technology – 19.3%
Accenture PLC (Class A)	99,282	9,301,731
Adobe Systems, Inc.(a)	73,813	5,457,733
Akamai Technologies, Inc.(a)	27,734	1,970,362
Alliance Data Systems Corp.(a)	10,204	3,022,935

Altera Corp.	51,354	2,203,600
Amphenol Corp. (Class A)	49,980	2,945,321
Analog Devices, Inc.	50,818	3,201,534
Apple, Inc.	919,464	114,408,906
Applied Materials, Inc.	190,653	4,301,132
Autodesk, Inc.(a)	34,170	2,003,729
Automatic Data Processing, Inc.	76,465	6,548,463
Avago Technologies, Ltd.	38,718	4,916,412
Broadcom Corp. (Class A)	87,635	3,794,157
CA, Inc.	54,159	1,766,125
Cisco Systems, Inc.	803,029	22,103,373
Citrix Systems, Inc.(a)	25,678	1,640,054
Cognizant Technology Solutions Corp. (Class A)(a)	93,627	5,841,389
Computer Sciences Corp.	22,732	1,483,945
Corning, Inc.	203,350	4,611,978
eBay, Inc.(a)	176,658	10,189,633
Electronic Arts, Inc.(a)	50,121	2,947,867
EMC Corp.	316,474	8,089,075
Equinix, Inc. REIT	8,800	2,049,080
F5 Networks, Inc.(a)	10,559	1,213,651
Facebook, Inc. (Class A)(a)	327,407	26,917,767
Fidelity National Information Services, Inc.	44,886	3,054,941
First Solar, Inc.(a)	11,749	702,473
Fiserv, Inc.(a)	40,042	3,179,335
FLIR Systems, Inc.	20,339	636,204
Google, Inc. (Class A)(a)	45,023	24,974,258
Google, Inc. (Class C)(a)	44,723	24,508,204
Harris Corp.	16,098	1,267,878
Hewlett-Packard Co.	289,363	9,016,551
Intel Corp.	755,020	23,609,475
International Business Machines Corp.	143,647	23,055,343
Intuit, Inc.	46,126	4,472,377
Juniper Networks, Inc.	58,444	1,319,666
KLA-Tencor Corp.	26,573	1,548,940
Lam Research Corp.	24,281	1,705,376
Linear Technology Corp.	35,021	1,638,983
Mastercard, Inc. (Class A)	155,049	13,394,683
Microchip Technology, Inc.	34,006	1,662,893
Micron Technology, Inc.(a)	173,328	4,702,389
Microsoft Corp.(b)	1,294,077	52,610,700
Motorola Solutions, Inc.	33,022	2,201,577
NetApp, Inc.	49,643	1,760,341
NVIDIA Corp.	87,012	1,820,726
Oracle Corp.	507,070	21,880,071
Paychex, Inc.	49,131	2,437,635
QUALCOMM, Inc.	258,985	17,958,020
Red Hat, Inc.(a)	28,130	2,130,848
Salesforce.com, Inc.(a)	93,805	6,267,112
SanDisk Corp.	33,206	2,112,566
Seagate Technology PLC	49,776	2,589,845
Skyworks Solutions, Inc.	29,700	2,919,213
SL Green Realty Corp. REIT	15,400	1,977,052
Symantec Corp.	108,203	2,528,163
TE Connectivity, Ltd.	64,849	4,644,485
Teradata Corp.(a)	21,913	967,240
Texas Instruments, Inc.	163,806	9,367,246
Total System Services, Inc.	22,999	877,412
VeriSign, Inc.(a)	19,320	1,293,860
Visa, Inc. (Class A)	304,440	19,913,420

4

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – (continued)
Information Technology – (continued)
Western Digital Corp.	33,647	$3,062,213
Western Union Co.	89,340	1,859,165
Xerox Corp.	161,592	2,076,457
Xilinx, Inc.	39,642	1,676,857
Yahoo!, Inc.(a)	137,637	6,115,900

		570,428,045

Materials – 3.1%
Air Products & Chemicals, Inc.	29,807	4,509,203
Airgas, Inc.	10,040	1,065,344
Alcoa, Inc.	183,889	2,375,846
Allegheny Technologies, Inc.	14,911	447,479
Avery Dennison Corp.	13,318	704,655
Ball Corp.	21,658	1,529,921
C.F. Industries Holdings, Inc.	8,006	2,271,142
Dow Chemical Co.	173,790	8,338,444
E.I. du Pont de Nemours & Co.	142,594	10,191,193
Eastman Chemical Co.	25,372	1,757,265
Ecolab, Inc.	41,565	4,754,205
FMC Corp.	22,922	1,312,285
Freeport-McMoRan, Inc.	157,964	2,993,418
International Flavors & Fragrances, Inc.	13,780	1,617,772
International Paper Co.	66,808	3,707,176
LyondellBasell Industries NV (Class A)	62,452	5,483,286
Martin Marietta Materials, Inc.	10,555	1,475,589
MeadWestvaco Corp.	24,943	1,243,907
Monsanto Co.	75,094	8,451,079
Mosaic Co.	47,516	2,188,587
Newmont Mining Corp.	73,573	1,597,270
Nucor Corp.	53,006	2,519,375
Owens-Illinois, Inc.(a)	22,763	530,833
PPG Industries, Inc.	21,444	4,836,480
Praxair, Inc.	45,000	5,433,300
Sealed Air Corp.	32,469	1,479,288
Sherwin-Williams Co.	13,287	3,780,151
Sigma-Aldrich Corp.	19,661	2,718,133
Vulcan Materials Co.	22,290	1,879,047

		91,191,673

Telecommunication Services – 2.2%
AT&T, Inc.	816,573	26,661,108
CenturyLink, Inc.	86,173	2,977,277
Frontier Communications Corp.	143,538	1,011,943
Level 3 Communications, Inc.(a)	41,500	2,234,360
Verizon Communications, Inc.	652,651	31,738,418
Windstream Holdings, Inc.	85,867	635,416

		65,258,522

Utilities – 2.9%
AES Corp.	98,059	1,260,058
AGL Resources, Inc.	18,002	893,799
Ameren Corp.	36,056	1,521,563
American Electric Power Co., Inc.	75,043	4,221,169
CenterPoint Energy, Inc.	65,335	1,333,487
CMS Energy Corp.	42,001	1,466,255
Consolidated Edison, Inc.	47,100	2,873,100
Dominion Resources, Inc.	91,268	6,468,163
DTE Energy Co.	29,539	2,383,502

Duke Energy Corp.	110,491	8,483,499
Edison International	49,505	3,092,577
Entergy Corp.	27,000	2,092,230
Eversource Energy	51,243	2,588,796
Exelon Corp.	131,659	4,425,059
FirstEnergy Corp.	68,129	2,388,603
Integrys Energy Group, Inc.	11,180	805,184
NextEra Energy, Inc.	69,057	7,185,381
NiSource, Inc.	47,478	2,096,628
NRG Energy, Inc.	51,498	1,297,235
Pepco Holdings, Inc.	35,659	956,731
PG&E Corp.	77,112	4,092,334
Pinnacle West Capital Corp.	18,956	1,208,445
PPL Corp.	105,756	3,559,747
Public Service Enterprise Group, Inc.	76,936	3,225,157
SCANA Corp.	23,801	1,308,817
Sempra Energy	35,624	3,883,729
Southern Co.	139,484	6,176,352
TECO Energy, Inc.	42,650	827,410
Wisconsin Energy Corp.	32,976	1,632,312
Xcel Energy, Inc.	80,800	2,812,648

		86,559,970

TOTAL COMMON STOCKS (Cost $1,398,480,820)		2,886,580,448

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.2%
U.S. Treasury Bill(b)(d)(e) 0.05% due 04/09/2015	$2,000,000	1,999,993
U.S. Treasury Bill(b)(d)(e) 0.05% due 04/16/2015	3,760,000	3,759,996

TOTAL U.S. GOVERNMENT SECURITIES (Cost $5,759,989)		5,759,989

	Shares
SHORT TERM INVESTMENT – 1.8%
MONEY MARKET FUND – 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10%(c)(f)	52,775,048	52,775,048

(Cost $52,775,048)
TOTAL INVESTMENTS(g)† – 99.9% (Cost $1,457,015,857(h))		2,945,115,485
Assets in Excess of Other Liabilities – 0.1%		2,579,741

NET ASSETS – 100.0%		$2,947,695,226

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase.

(e)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

5

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(h)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2015 was $1,504,390,649 and $16,291,021, respectively, resulting in net unrealized appreciation of investments of $1,488,099,628.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued at the quoted daily settlement price at the end of each day on the exchange upon which they are traded. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. Investments in other mutual funds are valued at net asset value per share. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$2,886,580,448	$–	$–	$2,886,580,448
U.S. Government Securities	–	5,759,989	–	5,759,989
Short Term Investment	52,775,048	–	–	52,775,048

Total Investments	2,939,355,496	5,759,989	–	2,945,115,485
Other Financial Instruments:
Futures contracts	213,946	–	–	213,946

Total Investments and Other Financial Instruments	$2,939,569,442	$5,759,989	$–	$2,945,329,431

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the three months ended March 31, 2015, there were no transfers between levels.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2015	599	$61,720,960	$213,946

Total unrealized appreciation on open futures contracts purchased			$213,946

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at March 31, 2015:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$213,946	$213,946

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended March 31, 2015, was $80,934,549.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending March 31, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the three months ended 3/31/15	Shares sold for the three months ended 3/31/15	Number of shares held at 3/31/15	Value at 3/31/15	Income earned for the three months ended 3/31/15	Realized gain/loss on shares sold
State Street Corp.	62,947	3,700	–	66,647	$4,900,554	$19,994	$–
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	97,171,058	135,512,199	52,775,048	52,775,048	18,590	–

8

Quarterly Report

31 March 2015

State Street Master Funds

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds

Quarterly Report

March 31, 2015

State Street Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 1.6%
Collateralized Commercial Paper Co. LLC(a)	0.310%	06/15/2015	06/15/2015	$125,000,000	$124,919,271
Kells Funding LLC(a)(b)	0.205%	06/15/2015	06/15/2015	200,000,000	199,914,584
Kells Funding LLC(a)(b)	0.190%	06/25/2015	06/25/2015	250,000,000	249,887,847
Kells Funding LLC(a)(b)	0.220%	07/22/2015	07/22/2015	92,000,000	91,937,031

TOTAL ASSET BACKED COMMERCIAL PAPER					666,658,733

FINANCIAL COMPANY COMMERCIAL PAPER – 22.9%
Australia & New Zealand Banking Group Ltd.(c)	0.256%	04/13/2015	04/13/2015	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.256%	04/13/2015	07/13/2015	53,000,000	53,000,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.275%	04/15/2015	10/15/2015	119,500,000	119,500,000
Australia & New Zealand Banking Group Ltd.(c)(d)	0.275%	04/15/2015	10/15/2015	119,500,000	119,500,000
BNP Paribas(a)	0.230%	05/04/2015	05/04/2015	100,000,000	99,978,917
BNP Paribas(a)	0.250%	05/22/2015	05/22/2015	200,000,000	199,929,167
Caisse des Depots et Consignations(a)(b)	0.215%	04/02/2015	04/02/2015	150,000,000	149,999,104
Caisse des Depots et Consignations(a)(b)	0.215%	04/07/2015	04/07/2015	175,000,000	174,993,729
Caisse des Depots et Consignations(a)(b)	0.200%	06/23/2015	06/23/2015	190,000,000	189,912,389
Caisse des Depots et Consignations(a)(b)	0.220%	07/31/2015	07/31/2015	325,000,000	324,759,681
DBS Bank Ltd.(a)(c)	0.180%	05/05/2015	05/05/2015	150,000,000	149,974,500
DnB Bank ASA(a)(c)	0.200%	05/05/2015	05/05/2015	200,000,000	199,962,222
DnB Bank ASA(a)(c)	0.200%	05/13/2015	05/13/2015	300,000,000	299,930,000
DnB Bank ASA(a)(c)	0.200%	05/18/2015	05/18/2015	325,000,000	324,915,139
DnB Bank ASA(a)(c)	0.205%	06/04/2015	06/04/2015	350,000,000	349,872,444
DnB Bank ASA(a)(c)	0.195%	06/15/2015	06/15/2015	385,000,000	384,843,594
Electricite De France SA(a)(c)	0.190%	05/07/2015	05/07/2015	150,000,000	149,971,500
Erste Abwicklungsanstalt(a)(c)	0.210%	06/30/2015	06/30/2015	70,000,000	69,963,250
Erste Abwicklungsanstalt(a)(c)	0.210%	07/01/2015	07/01/2015	100,000,000	99,946,917
Erste Abwicklungsanstalt(a)(c)	0.200%	07/02/2015	07/02/2015	100,000,000	99,948,889
General Electric Capital Corp.(d)	0.275%	04/15/2015	10/09/2015	100,000,000	100,000,000
HSBC Bank PLC(c)(d)	0.265%	04/10/2015	09/10/2015	100,000,000	100,000,000
HSBC Bank PLC(c)(d)	0.262%	04/02/2015	10/02/2015	175,000,000	175,000,000
HSBC Bank PLC(c)(d)	0.310%	06/22/2015	12/21/2015	175,000,000	175,000,000
National Australia Bank(c)(d)	0.255%	04/08/2015	07/08/2015	260,000,000	260,000,000
Nederlandse Waterschapsbank NV(a)(c)	0.220%	07/27/2015	07/27/2015	92,000,000	91,934,220
Nordea Bank AB(a)(c)	0.200%	06/16/2015	06/16/2015	100,000,000	99,957,778
Skandinaviska Enskilda Banken AB(a)(c)	0.205%	05/05/2015	05/05/2015	300,000,000	299,941,917
Skandinaviska Enskilda Banken AB(a)(c)	0.230%	06/10/2015	06/10/2015	190,500,000	190,414,804
Skandinaviska Enskilda Banken AB(a)(c)	0.230%	06/19/2015	06/19/2015	108,600,000	108,545,187
Skandinaviska Enskilda Banken AB(a)(c)	0.230%	06/23/2015	06/23/2015	495,000,000	494,737,512

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Skandinaviska Enskilda Banken AB(a)(c)	0.220%	07/01/2015	07/01/2015	$385,000,000	$384,785,897
Skandinaviska Enskilda Banken AB(a)(c)	0.250%	07/08/2015	07/08/2015	185,000,000	184,874,097
Societe Generale(a)(c)	0.235%	06/08/2015	06/08/2015	326,000,000	325,855,292
Sumitomo Mitsui Banking Corp.(a)(c)	0.240%	05/01/2015	05/01/2015	350,000,000	349,930,000
Svenska Handelsbanken AB(a)(c)	0.200%	04/17/2015	04/17/2015	200,000,000	199,982,222
Swedbank AB(a)	0.190%	04/10/2015	04/10/2015	200,000,000	199,990,500
Swedbank AB(a)	0.190%	04/13/2015	04/13/2015	85,000,000	84,994,617
Swedbank AB(a)	0.210%	05/07/2015	05/07/2015	100,000,000	99,979,000
Swedbank AB(a)	0.210%	05/08/2015	05/08/2015	200,000,000	199,956,833
Swedbank AB(a)	0.210%	05/18/2015	05/18/2015	200,000,000	199,945,167
Swedbank AB(a)	0.210%	05/21/2015	05/21/2015	100,000,000	99,970,833
Swedbank AB(a)	0.225%	06/03/2015	06/03/2015	100,000,000	99,960,625
Swedbank AB(a)	0.240%	06/30/2015	06/30/2015	122,975,000	122,901,215
Swedbank AB(a)	0.250%	07/08/2015	07/08/2015	150,000,000	149,897,917
Swedbank AB(a)	0.250%	07/09/2015	07/09/2015	100,000,000	99,931,250
Toyota Motor Credit Corp.(d)	0.245%	04/07/2015	07/07/2015	150,000,000	150,000,000
Toyota Motor Credit Corp.(d)	0.245%	04/08/2015	07/09/2015	126,000,000	126,000,000
Westpac Banking Corp.(c)	0.266%	04/24/2015	04/24/2015	150,000,000	150,000,000
Westpac Banking Corp.(c)(d)	0.284%	04/23/2015	02/25/2016	71,500,000	71,500,000
Westpac Banking Corp.(c)(d)	0.283%	04/27/2015	02/26/2016	71,500,000	71,500,000
Westpac Banking Corp.(c)(d)	0.288%	04/13/2015	03/11/2016	122,000,000	122,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					9,235,388,325

CERTIFICATES OF DEPOSIT – 40.6%
Bank of Montreal(a)	0.180%	04/07/2015	04/07/2015	300,000,000	300,000,000
Bank of Montreal(a)	0.210%	05/15/2015	05/15/2015	300,000,000	300,000,000
Bank of Montreal(a)	0.220%	05/15/2015	05/15/2015	195,000,000	195,000,000
Bank of Montreal(a)	0.180%	06/23/2015	06/23/2015	115,000,000	115,000,000
Bank of Montreal(d)	0.317%	04/20/2015	09/15/2015	325,000,000	325,000,000
Bank of Nova Scotia(d)	0.245%	04/07/2015	07/06/2015	200,000,000	200,000,000
Bank of Nova Scotia(d)	0.305%	04/07/2015	09/04/2015	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.273%	04/07/2015	11/05/2015	294,000,000	294,000,000
Bank of Nova Scotia(d)	0.293%	05/26/2015	11/24/2015	300,000,000	300,000,000
Bank of Nova Scotia(d)	0.275%	04/10/2015	12/04/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.240%	05/29/2015	05/29/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.250%	06/22/2015	06/22/2015	350,000,000	350,000,000
Barclays Bank	0.359%	04/01/2015	04/01/2015	500,000,000	500,000,000
Barclays Bank	0.270%	05/15/2015	05/15/2015	300,000,000	300,000,000
Barclays Bank(d)	0.394%	04/27/2015	06/25/2015	685,000,000	685,000,000
BNP Paribas(a)	0.230%	05/04/2015	05/04/2015	400,000,000	400,000,000
BNP Paribas(a)	0.250%	06/12/2015	06/12/2015	400,000,000	400,000,000
Canadian Imperial Bank of Commerce(d)	0.333%	04/07/2015	09/02/2015	195,000,000	195,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce(d)	0.295%	04/16/2015	02/16/2016	$238,000,000	$238,000,000
Chase Bank USA NA(d)	0.273%	04/27/2015	10/26/2015	100,000,000	100,000,000
Citibank NA(a)	0.250%	06/05/2015	06/05/2015	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank(a)	0.270%	06/01/2015	06/01/2015	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank(a)	0.290%	06/03/2015	06/03/2015	500,000,000	500,000,000
Credit Suisse(a)	0.220%	05/05/2015	05/05/2015	400,000,000	400,000,000
Credit Suisse(a)	0.290%	05/07/2015	05/07/2015	300,000,000	300,000,000
Credit Suisse(d)	0.357%	04/13/2015	06/11/2015	78,000,000	78,006,606
ING Bank NV(a)	0.260%	06/02/2015	06/02/2015	175,000,000	175,000,000
ING Bank NV(a)	0.300%	07/01/2015	07/01/2015	400,000,000	400,000,000
ING Bank NV(a)	0.300%	07/02/2015	07/02/2015	400,000,000	400,000,000
Nordea Bank AB(a)	0.170%	05/26/2015	05/26/2015	220,000,000	220,000,000
Norinchukin Bank(a)	0.260%	06/03/2015	06/03/2015	125,000,000	125,000,000
Rabobank Nederland NV(a)	0.210%	04/06/2015	04/06/2015	300,000,000	300,000,000
Rabobank Nederland NV(a)	0.210%	05/04/2015	05/04/2015	200,000,000	200,000,000
Rabobank Nederland NV(a)	0.200%	05/05/2015	05/05/2015	235,000,000	235,000,000
Rabobank Nederland NV(a)	0.230%	06/17/2015	06/17/2015	172,000,000	172,000,000
Rabobank Nederland NV(d)	0.237%	04/13/2015	09/11/2015	343,000,000	343,000,000
Royal Bank of Canada(d)	0.246%	04/20/2015	05/20/2015	125,000,000	125,000,000
Royal Bank of Canada(d)	0.268%	04/29/2015	08/31/2015	120,000,000	120,000,000
Royal Bank of Canada(d)	0.275%	04/10/2015	09/10/2015	180,000,000	180,000,000
Standard Chartered Bank(a)	0.190%	04/02/2015	04/02/2015	150,000,000	150,000,000
Standard Chartered Bank(a)	0.200%	04/23/2015	04/23/2015	115,000,000	115,000,000
Standard Chartered Bank(a)	0.210%	04/27/2015	04/27/2015	66,000,000	66,000,000
Standard Chartered Bank(a)	0.210%	04/30/2015	04/30/2015	65,000,000	65,000,000
Sumitomo Mitsui Banking Corp.(a)	0.250%	04/06/2015	04/06/2015	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	04/15/2015	04/15/2015	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	04/15/2015	04/15/2015	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.(a)	0.230%	05/01/2015	05/01/2015	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.240%	05/01/2015	05/01/2015	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(a)	0.270%	06/08/2015	06/08/2015	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.(a)	0.250%	06/17/2015	06/17/2015	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.(a)	0.270%	06/29/2015	06/29/2015	250,000,000	250,000,000
Svenska Handelsbanken AB(a)	0.215%	04/16/2015	04/16/2015	300,000,000	300,000,624
Svenska Handelsbanken AB(a)	0.205%	06/02/2015	06/02/2015	200,000,000	200,001,721
Svenska Handelsbanken AB(a)	0.230%	07/09/2015	07/09/2015	125,000,000	125,001,717
Toronto Dominion Bank(a)	0.200%	05/26/2015	05/26/2015	125,000,000	125,000,000
Toronto Dominion Bank(a)	0.200%	07/09/2015	07/09/2015	230,000,000	230,000,000
Toronto Dominion Bank(d)	0.246%	04/20/2015	07/20/2015	250,000,000	250,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Toronto Dominion Bank(d)	0.243%	04/21/2015	07/21/2015	$183,000,000	$183,000,000
Toronto Dominion Bank(d)	0.272%	05/22/2015	08/24/2015	289,000,000	289,000,000
UBS AG(a)	0.245%	06/05/2015	06/05/2015	300,000,000	300,000,000
UBS AG(a)	0.245%	06/08/2015	06/08/2015	535,000,000	535,000,000
Wells Fargo Bank NA	0.252%	04/09/2015	04/09/2015	214,000,000	214,000,000
Wells Fargo Bank NA(d)	0.271%	04/08/2015	07/07/2015	300,000,000	300,000,000
Wells Fargo Bank NA(d)	0.272%	04/13/2015	07/14/2015	458,000,000	458,000,000
Wells Fargo Bank NA(d)	0.308%	06/12/2015	03/03/2016	275,000,000	275,000,000

TOTAL CERTIFICATES OF DEPOSIT					16,385,010,668

OTHER NOTES – 7.3%
Bank of America NA(a)	0.240%	06/01/2015	06/01/2015	121,000,000	121,000,000
Bank of America NA(a)	0.240%	06/02/2015	06/02/2015	195,000,000	195,000,000
Bank of America NA(a)	0.240%	06/12/2015	06/12/2015	192,000,000	192,000,000
Bank of America NA(a)	0.260%	07/06/2015	07/06/2015	234,000,000	234,000,000
JPMorgan Chase Bank NA(d)	0.424%	06/08/2015	04/06/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.377%	04/22/2015	04/22/2016	175,000,000	175,000,000
Lloyds Bank PLC(a)	0.060%	04/01/2015	04/01/2015	900,000,000	900,000,000
Royal Bank of Canada(d)	0.491%	06/16/2015	12/16/2015	152,000,000	152,214,619
Royal Bank of Canada(b)(d)	0.344%	04/07/2015	04/06/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(b)(d)	0.346%	04/27/2015	09/23/2015	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.355%	06/10/2015	04/08/2016	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.376%	04/20/2015	04/19/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					2,946,214,619

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 0.7%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2015 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 12/01/2029 – 04/01/2045, Federal National Mortgage Associations, 3.000% – 3.500% due 12/01/2029 – 02/01/2030, Government National Mortgage Associations, 2.850% – 4.500% due 03/15/2042 – 02/15/2050, and U.S. Treasury Notes, 2.000% – 2.750% due 02/15/2023 – 11/15/2023, valued at $306,000,007); expected proceeds $300,006,000	0.120%	04/02/2015	04/02/2015	300,000,000	300,000,000

TREASURY REPURCHASE AGREEMENTS – 23.5%
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/19/2015 (collateralized by U.S. Treasury Notes, 1.250% – 2.750% due 02/28/2018 – 04/30/2019, valued at $4,175,135,710); expected proceeds $4,175,146,125	0.090%	04/02/2015	04/02/2015	4,175,000,000	4,175,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/30/2015 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, and a U.S. Treasury Note, 3.125% due 05/15/2019, valued at $2,000,011,138); expected proceeds $2,000,038,889	0.100%	04/06/2015	04/06/2015	$2,000,000,000	$2,000,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by U.S. Treasury Notes, 1.750% – 3.750% due 11/15/2018 – 05/15/2022, valued at $3,300,004,633); expected proceeds $3,300,004,583	0.050%	04/01/2015	04/01/2015	3,300,000,000	3,300,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					9,475,000,000

OTHER REPURCHASE AGREEMENTS – 3.3%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/06/2015 (collateralized by various Corporate Bonds, 0.000% – 8.625% due 08/15/2015 – 06/27/2044, and a U.S. Treasury Note, 1.250% due 01/31/2020 valued at $119,577,877); expected proceeds $110,140,250	0.510%	04/01/2015	06/04/2015	110,000,000	110,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2015 (collateralized by various Corporate Bonds, 0.000% – 14.750% due 07/15/2015 – 09/01/2066, and U.S. Treasury Notes, 0.250% – 3.625% due 05/31/2015 – 08/15/2019 valued at $489,849,864); expected proceeds $450,182,750	0.430%	04/01/2015	05/04/2015	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/06/2015 (collateralized by various Common Stocks, and a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025 valued at $133,971,128); expected proceeds $125,096,875	0.310%	04/01/2015	06/04/2015	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/13/2015 (collateralized by various Common Stocks valued at $334,881,745); expected proceeds $310,379,147	0.370%	04/01/2015	07/10/2015	310,000,000	310,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/13/2015 (collateralized by various Corporate Bonds, 0.322% – 8.875% due 04/15/2015 – 12/05/2044 valued at $336,736,278); expected proceeds $320,396,138	0.375%	04/10/2015	07/10/2015	$320,000,000	$320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,315,000,000

TOTAL INVESTMENTS(e)(f)† – 99.9%					40,323,272,345
Other Assets in Excess of Liabilities – 0.1%					59,613,042

NET ASSETS – 100.0%					$40,382,885,387

(a)	Rate represents annualized yield at date of purchase

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,716,404,365 or 4.25% of net assets as of March 31, 2015.

(c)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $6,362,287,381 or 15.75% of net assets as of March 31, 2015.

(d)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	40,323,272,345
Level 3 – Significant Unobservable Inputs	–

Total Investments	$40,323,272,345

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – 82.8%
California – 4.7%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.030%	04/01/2015	04/01/2015	$2,000,000	$2,000,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.010%	04/07/2015	04/07/2015	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.020%	04/07/2015	04/07/2015	1,000,000	1,000,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.010%	04/07/2015	04/07/2015	2,500,000	2,500,000

					11,130,000

Colorado – 3.8%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.020%	04/07/2015	04/07/2015	5,445,000	5,445,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.060%	04/07/2015	04/07/2015	3,700,000	3,700,000

					9,145,000

Connecticut – 7.2%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.020%	04/07/2015	04/07/2015	3,000,000	3,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.020%	04/07/2015	04/07/2015	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.010%	04/07/2015	04/07/2015	9,480,000	9,480,000

					17,230,000

Delaware – 2.9%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	6,900,000	6,900,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
Florida – 1.0%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.010%	04/07/2015	04/07/2015	$2,415,000	$2,415,000

Indiana – 4.6%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.040%	04/07/2015	04/07/2015	2,000,000	2,000,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.010%	04/07/2015	04/07/2015	8,945,000	8,945,000

					10,945,000

Maryland – 2.1%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.040%	04/07/2015	04/07/2015	3,545,000	3,545,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.020%	04/07/2015	04/07/2015	1,420,000	1,420,000

					4,965,000

Massachusetts – 5.2%
Commonwealth of Massachusetts, Central Artery, GO Limited, Series B, SPA: U.S. Bank N.A.(a)	0.030%	04/01/2015	04/01/2015	4,465,000	4,465,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.020%	04/07/2015	04/07/2015	7,900,000	7,900,000

					12,365,000

Michigan – 1.2%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan Chase Bank(a)	0.020%	04/07/2015	04/07/2015	3,000,000	3,000,000

Minnesota – 1.1%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	2,635,000	2,635,000

Missouri – 2.9%
Missouri Development Finance Board Cultural Facilities Revenue Bonds, Nelson Gallery Foundation, Series A, SPA: Northern Trust Company(a)	0.030%	04/01/2015	04/01/2015	6,000,000	6,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: Wells Fargo Bank N.A.(a)	0.020%	04/01/2015	04/01/2015	$980,000	$980,000

					6,980,000

New Hampshire – 1.4%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.040%	04/07/2015	04/07/2015	3,375,000	3,375,000

New York – 6.0%
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.030%	04/01/2015	04/01/2015	2,500,000	2,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.020%	04/01/2015	04/01/2015	2,685,000	2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.020%	04/07/2015	04/07/2015	1,900,000	1,900,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.020%	04/07/2015	04/07/2015	3,520,000	3,520,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.020%	04/07/2015	04/07/2015	1,300,000	1,300,000
New York State Dormitory Authority, Revenue Bonds, Royal, Series A, RMKT 03/17/08, LIQ: FNMA(a)	0.010%	04/07/2015	04/07/2015	2,500,000	2,500,000

					14,405,000

North Carolina – 11.8%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.040%	04/07/2015	04/07/2015	2,250,000	2,250,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	900,000	900,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	7,820,000	7,820,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	3,100,000	3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	3,000,000	3,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	$4,100,000	$4,100,000
North Carolina Medical Care Commission & Health Care facilities, Revenue Bonds, Novant Health Group, Series A, SPA: JP Morgan Chase Bank N.A.(a)	0.090%	04/07/2015	04/07/2015	7,000,000	7,000,000

					28,170,000

Ohio – 3.1%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.020%	04/07/2015	04/07/2015	7,500,000	7,500,000

Oregon – 3.6%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.030%	04/07/2015	04/07/2015	7,600,000	7,600,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.040%	04/07/2015	04/07/2015	920,000	920,000

					8,520,000

Pennsylvania – 1.6%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.010%	04/07/2015	04/07/2015	3,765,000	3,765,000

Rhode Island – 2.7%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.020%	04/07/2015	04/07/2015	6,555,000	6,555,000

South Carolina – 2.1%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.020%	04/07/2015	04/07/2015	5,055,000	5,055,000

Tennessee – 3.8%
County of Shelby, GO Unlimited, Series B, SPA: Bank of New York Mellon(a)	0.020%	04/07/2015	04/07/2015	9,000,000	9,000,000

Texas – 0.9%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.040%	04/07/2015	04/07/2015	2,080,000	2,080,000

Utah – 1.3%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.020%	04/07/2015	04/07/2015	3,100,000	3,100,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
VARIABLE RATE DEMAND NOTES – (continued)
Washington – 2.8%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.030%	04/07/2015	04/07/2015	$1,600,000	$1,600,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.020%	04/07/2015	04/07/2015	5,000,000	5,000,000

					6,600,000

West Virginia – 1.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.020%	04/07/2015	04/07/2015	3,000,000	3,000,000

Wisconsin – 0.9%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series B, INS: Government Authority(a)	0.020%	04/07/2015	04/07/2015	2,045,000	2,045,000

Wyoming – 2.9%
Sweetwater County Wyoming Revenue Bonds, Pacificorp Projects, Series A, RMKT 03/25/13, LOC: Bank of Nova Scotia(a)	0.040%	04/07/2015	04/07/2015	7,035,000	7,035,000

TOTAL VARIABLE RATE DEMAND NOTES					197,915,000

				Shares
INVESTMENT COMPANY – 13.9%
Dreyfus Tax Exempt Cash Management Fund Investor Shares 0.01%(b)(c)				33,115,112	33,115,112

TOTAL INVESTMENTS(d)(e)† – 96.7%					231,030,112
Other Assets in Excess of Liabilities – 3.3%					7,913,291

NET ASSETS – 100.0%					$238,943,403

(a)	Variable Rate Security – Interest rate shown is rate in effect as of March 31, 2015.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(e)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$33,115,112
Level 2 – Other Significant Observable Inputs	197,915,000
Level 3 – Significant Unobservable Inputs	–

Total Investments	$231,030,112

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 66.2%
Federal Farm Credit Bank(a)	0.081%	04/21/2015	04/21/2015	$42,000,000	$41,998,133
Federal Farm Credit Bank(b)	0.145%	04/09/2015	12/09/2015	55,000,000	55,000,000
Federal Farm Credit Bank(b)	0.143%	04/06/2015	01/05/2016	70,000,000	70,000,000
Federal Farm Credit Bank(b)	0.147%	04/13/2015	01/11/2016	73,000,000	73,000,000
Federal Farm Credit Bank(b)	0.137%	04/20/2015	02/18/2016	86,000,000	85,993,278
Federal Home Loan Bank(a)	0.073%	04/06/2015	04/06/2015	186,000,000	185,998,114
Federal Home Loan Bank(a)	0.100%	04/08/2015	04/08/2015	208,000,000	207,995,956
Federal Home Loan Bank(a)	0.100%	04/10/2015	04/10/2015	205,260,000	205,254,868
Federal Home Loan Bank(a)	0.103%	04/15/2015	04/15/2015	115,000,000	114,995,304
Federal Home Loan Bank(a)	0.105%	04/15/2015	04/15/2015	115,000,000	114,995,394
Federal Home Loan Bank(a)	0.107%	04/17/2015	04/17/2015	200,000,000	199,990,489
Federal Home Loan Bank(a)	0.086%	04/22/2015	04/22/2015	65,000,000	64,996,777
Federal Home Loan Bank(a)	0.101%	04/22/2015	04/22/2015	150,000,000	149,991,162
Federal Home Loan Bank(a)	0.091%	04/24/2015	04/24/2015	168,000,000	167,990,340
Federal Home Loan Bank(a)	0.095%	04/24/2015	04/24/2015	83,000,000	82,994,962
Federal Home Loan Bank(a)	0.098%	04/24/2015	04/24/2015	76,000,000	75,995,242
Federal Home Loan Bank(a)	0.093%	04/29/2015	04/29/2015	40,650,000	40,647,091
Federal Home Loan Bank(a)	0.095%	04/29/2015	04/29/2015	36,000,000	35,997,368
Federal Home Loan Bank(a)	0.083%	05/01/2015	05/01/2015	186,000,000	185,987,135
Federal Home Loan Bank(a)	0.077%	05/06/2015	05/06/2015	91,000,000	90,993,188
Federal Home Loan Bank(a)	0.078%	05/06/2015	05/06/2015	136,000,000	135,989,687
Federal Home Loan Bank(a)	0.073%	05/08/2015	05/08/2015	35,000,000	34,997,338
Federal Home Loan Bank(a)	0.073%	05/13/2015	05/13/2015	114,775,000	114,765,091
Federal Home Loan Bank(a)	0.072%	05/13/2015	05/13/2015	187,650,000	187,634,128
Federal Home Loan Bank(a)	0.077%	05/15/2015	05/15/2015	100,000,000	99,990,467
Federal Home Loan Bank(a)	0.075%	05/20/2015	05/20/2015	182,500,000	182,481,121
Federal Home Loan Bank(a)	0.074%	05/22/2015	05/22/2015	175,000,000	174,981,406
Federal Home Loan Bank(a)	0.069%	06/03/2015	06/03/2015	297,500,000	297,465,118
Federal Home Loan Bank(a)	0.140%	06/03/2015	06/03/2015	40,000,000	39,990,340
Federal Home Loan Bank(a)	0.142%	06/03/2015	06/03/2015	7,000,000	6,998,285
Federal Home Loan Bank(a)	0.079%	06/10/2015	06/10/2015	203,075,000	203,044,595
Federal Home Loan Bank(a)	0.080%	06/10/2015	06/10/2015	97,575,000	97,560,201
Federal Home Loan Bank(a)	0.086%	06/12/2015	06/12/2015	249,000,000	248,958,168
Federal Home Loan Bank(a)	0.092%	06/12/2015	06/12/2015	111,000,000	110,980,020
Federal Home Loan Bank(a)	0.113%	06/17/2015	06/17/2015	100,000,000	99,976,472
Federal Home Loan Bank(a)	0.092%	06/19/2015	06/19/2015	100,000,000	99,980,250
Federal Home Loan Bank(b)	0.154%	04/27/2015	01/25/2016	114,000,000	114,000,000
Federal Home Loan Mortgage Corp.(a)	0.071%	04/01/2015	04/01/2015	173,000,000	173,000,000
Federal Home Loan Mortgage Corp.(a)	0.111%	04/13/2015	04/13/2015	195,000,000	194,992,850
Federal Home Loan Mortgage Corp.(a)	0.096%	04/14/2015	04/14/2015	100,000,000	99,996,569
Federal Home Loan Mortgage Corp.(a)	0.096%	04/24/2015	04/24/2015	100,000,000	99,993,931

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.101%	04/24/2015	04/24/2015	$75,700,000	$75,695,164
Federal Home Loan Mortgage Corp.(a)	0.101%	05/05/2015	05/05/2015	61,400,000	61,394,201
Federal Home Loan Mortgage Corp.(a)	0.091%	05/08/2015	05/08/2015	125,000,000	124,988,438
Federal Home Loan Mortgage Corp.(a)	0.111%	05/11/2015	05/11/2015	18,182,000	18,179,778
Federal Home Loan Mortgage Corp.(a)	0.100%	05/22/2015	05/22/2015	147,500,000	147,479,104
Federal Home Loan Mortgage Corp.(a)	0.111%	05/26/2015	05/26/2015	78,000,000	77,986,892
Federal Home Loan Mortgage Corp.(a)	0.056%	06/05/2015	06/05/2015	25,000,000	24,997,517
Federal Home Loan Mortgage Corp.(a)	0.132%	06/08/2015	06/08/2015	67,500,000	67,483,425
Federal Home Loan Mortgage Corp.(a)	0.133%	06/08/2015	06/08/2015	70,000,000	69,982,679
Federal Home Loan Mortgage Corp.(a)	0.150%	06/15/2015	06/15/2015	84,000,000	83,974,100
Federal Home Loan Mortgage Corp.(a)	0.152%	06/15/2015	06/15/2015	20,000,000	19,993,750
Federal Home Loan Mortgage Corp.(a)	0.056%	06/18/2015	06/18/2015	178,000,000	177,978,788
Federal Home Loan Mortgage Corp.(a)	0.092%	06/25/2015	06/25/2015	142,000,000	141,969,825
Federal Home Loan Mortgage Corp.(b)	0.167%	04/17/2015	07/17/2015	143,000,000	143,009,293
Federal Home Loan Mortgage Corp.(a)	0.107%	08/05/2015	08/05/2015	136,000,000	135,950,020
Federal National Mortgage Assoc.(a)	0.086%	04/01/2015	04/01/2015	157,000,000	157,000,000
Federal National Mortgage Assoc.(a)	0.091%	04/02/2015	04/02/2015	25,000,000	24,999,938
Federal National Mortgage Assoc.(a)	0.064%	04/15/2015	04/15/2015	120,000,000	119,997,060
Federal National Mortgage Assoc.(a)	0.096%	04/16/2015	04/16/2015	100,000,000	99,996,042
Federal National Mortgage Assoc.(a)	0.071%	04/27/2015	04/27/2015	84,000,000	83,995,753
Federal National Mortgage Assoc.(a)	0.096%	04/27/2015	04/27/2015	45,000,000	44,996,913
Federal National Mortgage Assoc.(a)	0.090%	05/01/2015	05/01/2015	236,000,000	235,982,300
Federal National Mortgage Assoc.(a)	0.095%	05/11/2015	05/11/2015	100,000,000	99,989,444
Federal National Mortgage Assoc.(a)	0.111%	05/13/2015	05/13/2015	15,000,000	14,998,075
Federal National Mortgage Assoc.(a)	0.100%	05/21/2015	05/21/2015	206,000,000	205,971,389
Federal National Mortgage Assoc.(a)	0.111%	05/27/2015	05/27/2015	32,353,000	32,347,464
Federal National Mortgage Assoc.(a)	0.106%	06/02/2015	06/02/2015	86,000,000	85,984,448
Federal National Mortgage Assoc.(a)	0.082%	06/03/2015	06/03/2015	285,000,000	284,960,100
Federal National Mortgage Assoc.(a)	0.132%	06/03/2015	06/03/2015	25,000,000	24,994,313
Federal National Mortgage Assoc.(a)	0.142%	06/10/2015	06/10/2015	121,750,000	121,716,857
Federal National Mortgage Assoc.(a)	0.111%	06/15/2015	06/15/2015	86,000,000	85,980,292
Federal National Mortgage Assoc.(a)	0.051%	06/16/2015	06/16/2015	178,000,000	177,981,211
Federal National Mortgage Assoc.(a)	0.112%	08/17/2015	08/17/2015	198,650,000	198,566,236
Federal National Mortgage Assoc.(a)	0.133%	09/02/2015	09/02/2015	135,000,000	134,924,925
Federal National Mortgage Assoc.(b)	0.163%	04/21/2015	10/21/2015	17,700,000	17,702,123

TOTAL GOVERNMENT AGENCY DEBT					8,692,738,695

TREASURY DEBT – 1.6%
U.S. Treasury Note(b)	0.065%	04/01/2015	01/31/2016	143,000,000	142,970,904
U.S. Treasury Note(b)	0.089%	04/01/2015	04/30/2016	36,350,000	36,350,598
U.S. Treasury Note(b)	0.073%	04/01/2015	10/31/2016	34,000,000	33,968,877

TOTAL TREASURY DEBT					213,290,379

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 28.2%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/25/2015 (collateralized by a U.S. Treasury Bill, 0.000% due 04/09/2015, U.S. Treasury Bonds, 3.125% – 4.750% due 02/15/2040 – 08/15/2043, U.S. Treasury Notes, 0.250% – 3.375% due 02/15/2016 – 05/15/2024, and U.S. Treasury Strips, 0.000% – 4.125% due 05/15/2015 – 02/15/2025, valued at $153,000,066); expected proceeds $150,002,042	0.070%	04/01/2015	04/01/2015	$150,000,000	$150,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/19/2015 (collateralized by a U.S. Treasury Bond, 4.250% due 11/15/2040, and a U.S. Treasury Note, 3.125% due 05/15/2019, valued at $1,300,042,347); expected proceeds $1,300,045,500	0.090%	04/02/2015	04/02/2015	1,300,000,000	1,300,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/30/2015 (collateralized by a U.S. Treasury Bond, 4.250% due 05/15/2039, and a U.S. Treasury Note, 3.125% due 05/15/2019, valued at $725,004,133); expected proceeds $725,014,097	0.100%	04/06/2015	04/06/2015	725,000,000	725,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Bond, 4.375% due 05/15/2041, and U.S. Treasury Notes, 1.750% – 2.000% due 11/15/2021 – 05/15/2022, valued at $1,425,001,979); expected proceeds $1,425,001,979	0.050%	04/01/2015	04/01/2015	1,425,000,000	1,425,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2015 (collateralized by U.S. Treasury Bonds, 3.125% – 7.500% due 11/15/2016 – 11/15/2041, U.S. Treasury Notes, 0.085% – 5.125% due 05/15/2016 – 11/30/2021, and a U.S. Treasury Strip, 0.000% due 08/15/2021, valued at $102,000,085); expected proceeds $100,001,556	0.080%	04/02/2015	04/02/2015	100,000,000	100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,700,000,000

TOTAL INVESTMENTS(c)(d)† – 96.0%					12,606,029,074
Other Assets in Excess of Liabilities – 4.0%					526,660,473

NET ASSETS – 100.0%					$13,132,689,547

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	12,606,029,074
Level 3 – Significant Unobservable Inputs	–

Total Investments	$12,606,029,074

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

State Street Treasury Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 112.8%
U.S. Treasury Bill(a)	0.003%	04/02/2015	04/02/2015	$174,484,000	$174,483,988
U.S. Treasury Bill(a)	0.005%	04/02/2015	04/02/2015	85,000,000	84,999,988
U.S. Treasury Bill(a)	0.010%	04/02/2015	04/02/2015	656,000,000	655,999,818
U.S. Treasury Bill(a)	0.005%	04/09/2015	04/09/2015	250,000,000	249,999,722
U.S. Treasury Bill(a)	0.010%	04/09/2015	04/09/2015	653,000,000	652,998,549
U.S. Treasury Bill(a)	0.015%	04/09/2015	04/09/2015	189,710,000	189,709,368
U.S. Treasury Bill(a)	0.028%	04/09/2015	04/09/2015	410,000,000	409,997,494
U.S. Treasury Bill(a)	0.038%	04/09/2015	04/09/2015	116,865,000	116,864,026
U.S. Treasury Bill(a)	0.045%	04/09/2015	04/09/2015	50,000,000	49,999,500
U.S. Treasury Bill(a)	0.030%	04/16/2015	04/16/2015	398,500,000	398,495,019
U.S. Treasury Bill(a)	0.035%	04/16/2015	04/16/2015	1,066,500,000	1,066,484,447
U.S. Treasury Bill(a)	0.005%	04/23/2015	04/23/2015	150,000,000	149,999,542
U.S. Treasury Bill(a)	0.020%	04/23/2015	04/23/2015	982,000,000	981,987,998
U.S. Treasury Bill(a)	0.025%	04/23/2015	04/23/2015	108,000,000	107,998,350
U.S. Treasury Bill(a)	0.028%	04/23/2015	04/23/2015	392,000,000	391,993,412
U.S. Treasury Bill(a)	0.011%	04/30/2015	04/30/2015	75,000,000	74,999,335
U.S. Treasury Bill(a)	0.015%	04/30/2015	04/30/2015	54,000,000	53,999,348
U.S. Treasury Bill(a)	0.025%	04/30/2015	04/30/2015	100,000,000	99,997,986
U.S. Treasury Bill(a)	0.028%	04/30/2015	04/30/2015	483,000,000	482,989,300
U.S. Treasury Bill(a)	0.050%	04/30/2015	04/30/2015	1,000,000,000	999,961,111
U.S. Treasury Bill(a)	0.018%	05/07/2015	05/07/2015	408,000,000	407,992,860
U.S. Treasury Bill(a)	0.026%	05/14/2015	05/14/2015	346,000,000	345,989,255
U.S. Treasury Bill(a)	0.028%	05/14/2015	05/14/2015	103,000,000	102,996,617
U.S. Treasury Bill(a)	0.011%	05/21/2015	05/21/2015	339,000,000	338,994,821
U.S. Treasury Bill(a)	0.013%	05/21/2015	05/21/2015	111,000,000	110,998,073
U.S. Treasury Bill(a)	0.017%	05/28/2015	05/28/2015	400,000,000	399,988,917
U.S. Treasury Bill(a)	0.021%	06/04/2015	06/04/2015	500,000,000	499,981,333
U.S. Treasury Bill(a)	0.015%	06/11/2015	06/11/2015	400,000,000	399,988,167
U.S. Treasury Bill(a)	0.025%	06/18/2015	06/18/2015	100,000,000	99,994,583
U.S. Treasury Bill(a)	0.040%	06/18/2015	06/18/2015	417,000,000	416,963,860
U.S. Treasury Bill(a)	0.031%	07/02/2015	07/02/2015	182,000,000	181,985,738
U.S. Treasury Bill(a)	0.033%	07/02/2015	07/02/2015	168,000,000	167,986,198
U.S. Treasury Bill(a)	0.145%	09/17/2015	09/17/2015	50,000,000	49,965,965
U.S. Treasury Note(b)	0.065%	04/01/2015	01/31/2016	193,000,000	192,961,486
U.S. Treasury Note(b)	0.089%	04/01/2015	04/30/2016	27,000,000	27,000,444
U.S. Treasury Note(b)	0.073%	04/01/2015	10/31/2016	30,000,000	29,972,539
U.S. Treasury Note(a)	0.040%	04/15/2015	04/15/2015	55,000,000	55,007,076
U.S. Treasury Note(a)	0.056%	04/15/2015	04/15/2015	200,000,000	200,024,561
U.S. Treasury Note(a)	0.040%	04/30/2015	04/30/2015	295,000,000	295,581,191

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Note(a)	0.075%	05/15/2015	05/15/2015	$137,000,000	$137,029,059

TOTAL TREASURY DEBT					11,855,361,044

TOTAL INVESTMENTS(c)(d)† – 112.8%					11,855,361,044
Liabilities in Excess of Assets – (12.8)%					(1,348,207,652)

NET ASSETS – 100.0%					$10,507,153,392

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	11,855,361,044
Level 3 – Significant Unobservable Inputs	–

Total Investments	$11,855,361,044

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 72.4%
U.S. Treasury Bill(a)	0.010%	04/02/2015	04/02/2015	$75,000,000	$74,999,979
U.S. Treasury Bill(a)	0.037%	04/02/2015	04/02/2015	25,000,000	24,999,974
U.S. Treasury Bill(a)	0.040%	04/02/2015	04/02/2015	75,000,000	74,999,917
U.S. Treasury Bill(a)	0.010%	04/09/2015	04/09/2015	50,000,000	49,999,889
U.S. Treasury Bill(a)	0.028%	04/09/2015	04/09/2015	75,000,000	74,999,542
U.S. Treasury Bill(a)	0.030%	04/16/2015	04/16/2015	25,000,000	24,999,687
U.S. Treasury Bill(a)	0.035%	04/16/2015	04/16/2015	50,000,000	49,999,271
U.S. Treasury Bill(a)	0.020%	04/23/2015	04/23/2015	50,000,000	49,999,389
U.S. Treasury Bill(a)	0.025%	04/23/2015	04/23/2015	11,000,000	10,999,832
U.S. Treasury Bill(a)	0.028%	04/23/2015	04/23/2015	39,000,000	38,999,345
U.S. Treasury Bill(a)	0.028%	04/30/2015	04/30/2015	100,000,000	99,997,785
U.S. Treasury Bill(a)	0.050%	04/30/2015	04/30/2015	115,000,000	114,995,528
U.S. Treasury Bill(a)	0.017%	05/07/2015	05/07/2015	100,000,000	99,998,250
U.S. Treasury Bill(a)	0.026%	05/14/2015	05/14/2015	59,000,000	58,998,168
U.S. Treasury Bill(a)	0.028%	05/14/2015	05/14/2015	17,000,000	16,999,442
U.S. Treasury Bill(a)	0.011%	05/21/2015	05/21/2015	57,000,000	56,999,129
U.S. Treasury Bill(a)	0.013%	05/21/2015	05/21/2015	18,000,000	17,999,687
U.S. Treasury Bill(a)	0.017%	05/28/2015	05/28/2015	25,000,000	24,999,307
U.S. Treasury Bill(a)	0.015%	06/11/2015	06/11/2015	50,000,000	49,998,521
U.S. Treasury Bill(a)	0.032%	07/02/2015	07/02/2015	35,000,000	34,997,193
U.S. Treasury Bill(a)	0.145%	09/17/2015	09/17/2015	9,000,000	8,993,874
U.S. Treasury Note(a)	0.056%	04/15/2015	04/15/2015	100,000,000	100,012,280
U.S. Treasury Note(a)	0.040%	04/30/2015	04/30/2015	50,000,000	50,098,507
U.S. Treasury Note(a)	0.750%	05/15/2015	05/15/2015	70,000,000	70,014,848
U.S. Treasury Note(b)	0.065%	04/01/2015	01/31/2016	47,500,000	47,490,530
U.S. Treasury Note(b)	0.089%	04/01/2015	04/30/2016	8,000,000	8,000,131
U.S. Treasury Note(b)	0.073%	04/01/2015	10/31/2016	7,000,000	6,993,592

TOTAL TREASURY DEBT					1,342,583,597

TREASURY REPURCHASE AGREEMENTS – 29.9%
Agreement with Bank of America Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and a U.S. Treasury Note, 3.750% due 11/15/2018, valued at $153,000,037); expected proceeds $150,000,500	0.120%	04/01/2015	04/01/2015	150,000,000	150,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2024, valued at $76,500,092); expected proceeds $75,000,313	0.150%	04/01/2015	04/01/2015	75,000,000	75,000,000

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by U.S. Treasury Notes, 3.000% – 3.375% due 09/30/2016 – 11/15/2019, valued at $81,600,072); expected proceeds $80,000,222	0.100%	04/01/2015	04/01/2015	$80,000,000	$80,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by a U.S. Treasury Note, 1.625% due 07/31/2019, valued at $76,500,073); expected proceeds $75,000,271	0.130%	04/01/2015	04/01/2015	75,000,000	75,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2015 (collateralized by U.S. Treasury Bills, 0.000% due 04/02/2015 – 04/30/2015, U.S. Treasury Bonds, 6.875% – 7.625% due 02/15/2025 – 08/15/2025, and U.S. Treasury Notes, 1.250% – 5.125% due 05/15/2016 – 02/15/2020, valued at $51,000,022); expected proceeds $50,000,778	0.080%	04/02/2015	04/02/2015	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and The Bank of New York Mellon dated 03/31/2015 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2044, and a U.S. Treasury Note, 1.750% due 05/31/2016, valued at $51,004,820); expected proceeds $50,000,167	0.120%	04/01/2015	04/01/2015	50,000,000	50,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2015 (collateralized by U.S. Treasury Bonds, 2.750% – 3.875% due 08/15/2040 – 11/15/2043, and a U.S. Treasury Note, 1.750% due 10/31/2018, valued at $76,500,067); expected proceeds $75,000,292	0.140%	04/01/2015	04/01/2015	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					555,000,000

TOTAL INVESTMENTS(c)(d)† – 102.3%					1,897,583,597
Liabilities in Excess of Assets – (2.3)%					(42,593,189)

NET ASSETS – 100.0%					$1,854,990,408

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2015

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2015 (Unaudited)

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	1,897,583,597
Level 3 – Significant Unobservable Inputs	–

Total Investments	$1,897,583,597

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2015, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 28, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date:	May 28, 2015